Annual Total Returns - FidelityCaliforniaMunicipalMoneyMarketFund-InstitutionalPRO - FidelityCaliforniaMunicipalMoneyMarketFund-InstitutionalPRO - Fidelity California Municipal Money Market Fund - Fidelity California Municipal Money Market Fund - Institutional Class
Apr. 29, 2025
Bar Chart Table:
Annual Return 2015	0.01%
Annual Return 2016	0.28%
Annual Return 2017	0.67%
Annual Return 2018	1.24%
Annual Return 2019	1.25%
Annual Return 2020	0.39%
Annual Return 2021	0.01%
Annual Return 2022	0.99%
Annual Return 2023	2.81%
Annual Return 2024	3.01%